May 30, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This Form N-14 is being filed in connection with the reorganization of the Schwab Premier Equity Fund (“Acquired Portfolio”), a series of the Trust, with and into the Schwab Core Equity Fund (“Acquiring Portfolio”), another series of the Trust, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the known liabilities of the Acquired Portfolio.

No fees are required in connection with this filing. Please contact Stephen Cohen at (202) 261-3304 or me at (202) 261-3305 with any questions or comments.

Sincerely,

/s/ Douglas P. Dick

Douglas P. Dick